UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cedar Hill Capital Partners, LLC
            -------------------------------------------
Address:    445 Park Avenue, 5th Floor
            -------------------------------------------
            New York, New York 10022
            -------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frank J. Paone
            -------------------------------------------
Title:      Chief Accounting Officer
            -------------------------------------------
Phone:      (212) 201-5805
            -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Frank J. Paone               New York, NY              5/13/2009
------------------------    ---------------------    ----------------------
     [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                           ---------------
Form 13F Information Table Entry Total:           29
                                           ---------------
Form 13F Information Table Value Total:         691,321
                                           ---------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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
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                                                     FORM 13F INFORMATION TABLE

    Column 1           Column 2      Column 3    Column 4           Column 5          Column 6    Column 7           Column 8
--------------------  ----------    ---------   ---------   -----------------------  ----------   --------  ------------------------
                                                                                                                 VOTING AUTHORITY
                         TITLE                    VALUE        SHARES/    SH/  PUT/  INVESTMENT    OTHER    ------------------------
NAME OF ISSUER         OF CLASS       CUSIP      (x1000)       PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------------  ----------    ---------   ---------   -----------   ---  ----  ----------   --------  ---------- ------   ----
AMBAC FINL GROUP
 INC                      COM       023139108         854     1,095,000   SH           SOLE                  1,095,000

AMERICREDIT CORP          COM       03060R101       8,349     1,424,800   SH           SOLE                  1,424,800

ARCH CAPITAL GROUP
 LTD                      COM       G0450A105       9,156       170,000   SH           SOLE                    170,000

ASPEN INSURANCE
 HOLDINGS LTD             SHS       G05384105      34,924     1,554,925   SH           SOLE                  1,554,925

ASSURANT INC              COM       04621X108       7,341       337,053   SH           SOLE                    337,053

THE BANK OF NEW YORK
 MELLON CORP              COM       064058100      36,019     1,275,000   SH           SOLE                  1,275,000

SPDR GOLD TRUST        GOLD SHS     78463V107      99,308     1,100,000   SH           SOLE                  1,100,000

SPDR GOLD TRUST        GOLD SHS     78463V107     135,420     1,500,000   SH   CALL    SOLE                  1,500,000

SPDR GOLD TRUST        GOLD SHS     78463V107      90,280     1,000,000   SH   CALL    SOLE                  1,000,000

CME GROUP INC             COM       12572Q105      17,247        70,000   SH           SOLE                     70,000

EQUITY RESIDENTIAL    SH BEN INT    29476L107       5,147       280,500   SH           SOLE                    280,500

FBR CAPITAL
 MARKETS CORP             COM       30247C301          82        25,000   SH           SOLE                     25,000

GFI GROUP INC             COM       361652209      10,344     3,222,552   SH           SOLE                  3,222,552

GENERAL ELECTRIC CO       COM       369604103      10,110     1,000,000   SH   PUT     SOLE                  1,000,000

GENWORTH FINL INC      COM CL A     37247D106       3,800     2,000,000   SH           SOLE                  2,000,000

HANOVER INS GROUP
 INC                      COM       410867105      39,980     1,387,235   SH           SOLE                  1,387,235

INVESCO LTD               SHS       G491BT108      12,821       925,000   SH           SOLE                    925,000

MBIA INC                  COM       55262C100       9,567     2,088,825   SH           SOLE                  2,088,825

MARKETAXESS HLDGS
 INC                      COM       57060D108       2,762       361,500   SH           SOLE                    361,500

MAX CAPITAL GROUP
 LTD                      SHS       G6052F103      10,170       589,900   SH           SOLE                    589,900

NYSE EURONEXT             COM       629491101      40,275     2,250,000   SH           SOLE                  2,250,000

NELNET INC              CLASS A     64031N108      24,516     2,773,346   SH           SOLE                  2,773,346

PENSON WORLDWIDE
 INC                      COM       709600100         311        48,404   SH           SOLE                     48,404

PLATINUM UNDERWRITER
 HLDGS L                  COM       G7127P100       3,951       139,300   SH           SOLE                    139,300

REINSURANCE GROUP         COM                                             SH           SOLE
  AMER INC                NEW       759351604       9,717       300,000                                        300,000

RENAISSANCE HOLDINGS
 LTD                      COM       G7496G103       4,944       100,000   SH           SOLE                    100,000

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

                                                     FORM 13F INFORMATION TABLE

    Column 1           Column 2      Column 3    Column 4           Column 5          Column 6    Column 7           Column 8
--------------------  ----------    ---------   ---------   -----------------------  ----------   --------  ------------------------
                                                                                                                 VOTING AUTHORITY
                         TITLE                    VALUE        SHARES/    SH/  PUT/  INVESTMENT    OTHER    ------------------------
NAME OF ISSUER         OF CLASS       CUSIP      (x1000)       PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
--------------------  ----------    ---------   ---------   -----------   ---  ----  ----------   --------  ---------- ------   ----
TRAVELERS COMPANIES
 INC                      COM       89417E109      49,601     1,220,489   SH           SOLE                  1,220,489

TRADESTATION GROUP
 INC                      COM       89267P105      10,027     1,519,210   SH           SOLE                  1,519,210

WHITE MTNS INS
 GROUP LTD                COM       G9618E107       4,298        25,000   SH           SOLE                     25,000


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